Segments - Summary of Financial Metrics by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 230,983	$ 182,645	$ 624,401	$ 528,137	$ 707,913	$ 606,375
Gross margin	80,606	68,625	228,823	196,441	266,099	236,153
Total assets	3,244,240	3,136,964	3,244,240	3,136,964	3,205,540	3,011,599
Capital expenditures	51,539	53,755	145,573	199,707	259,349	201,934
Compression Operations
Segment Reporting Information [Line Items]
Revenue	186,673	163,662	545,989	483,965	654,957	583,070
Gross margin	75,116	63,679	216,318	186,907	254,779	230,212
Total assets	3,213,764	3,133,249	3,213,764	3,133,249	3,184,286	3,004,608
Capital expenditures	51,539	53,755	145,573	199,707	259,349	201,934
Other Services
Segment Reporting Information [Line Items]
Revenue	44,310	18,983	78,412	44,172	52,956	23,305
Gross margin	5,490	4,946	12,505	9,534	11,320	5,941
Total assets	30,476	3,715	30,476	3,715	21,254	6,991
Capital expenditures	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0